Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.26%	1.06%	2.44%
S&P Municipal Bond Intermediate Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.50%	1.20%	2.42%
Morningstar Municipal National Intermediate Funds Category Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	4.35%	0.90%	2.06%
A
Prospectus [Line Items]
Average Annual Return, Percent	[4]	(0.11%)	0.10%	1.70%
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4]	(0.11%)	0.08%	1.61%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]	1.12%	0.59%	1.78%
IS
Prospectus [Line Items]
Average Annual Return, Percent	[4]	4.89%	1.28%	2.40%

[1]	The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the U.S. municipal bond market. It tracks fixed-rate tax-free bonds and bonds subject to the alternative minimum tax (AMT). The index includes bonds of all quality–from AAA to non-rated, including defaulted bonds–from all sectors of the municipal bond market.
[2]	The S&P Municipal Bond Intermediate Index consists of bonds in the S&P Municipal Bond Index with a minimum maturity of 3 years and a maximum maturity of 15 years. The S&P Municipal Bond Index is designed to track fixed-rate tax-free bonds and bonds subject to the alternative minimum tax (AMT). The S&P Municipal Bond Index includes bonds of all quality–from AAA to non-rated, including defaulted bonds–and from all sectors of the municipal bond market.
[3]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated.
[4]	Prior to December 29, 2017, Institutional Shares (IS) were designated as Class Y Shares and Service Shares (SS) were designated as Institutional Shares.